Capital Management	12 Months Ended
Jun. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management

24. Capital Management

The Company’s objectives in managing liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of the following:

	June 30, 2024	June 30, 2023
Long-term debt -non-current portion (Note 15)	$4,379,169	759,259
Shareholders’ Equity	$18,724,301	16,631,196

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the strategies employed by the Company may include the issuance or repayment of debt, dividend payments, issuance of equity, or sale of assets. The Company has determined it will have sufficient funds to meet its current operating and development obligations for at least 12 months from the reporting date.